Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	490,794	916,271	582,191

	Thousands of shares
Weighted-average shares outstanding	1,263,895	1,266,592	1,234,408
Effect of dilutive securities:
Stock acquisition rights	4,565	4,088	3,853
Zero coupon convertible bonds	23,960	23,966	23,994

Weighted-average shares for diluted EPS computation	1,292,420	1,294,646	1,262,255

	Yen
Basic EPS	388.32	723.41	471.64

Diluted EPS	379.75	707.74	461.23